Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 182,612	1,105,478	2,084,865
Restricted cash	279,553	1,692,330	966,878
Accounts receivable, net	697,710	4,223,730	3,634,151
Inventories	357,616	2,164,902	2,523,550
Prepayments to suppliers	105,819	640,597	239,912
Value-added tax recoverable	93,645	566,899	559,815
Amounts due from and prepayments to related parties	107,695	651,951	694,578
Prepaid expenses and other current assets	51,314	310,641	409,125
Total current assets	1,875,964	11,356,528	11,112,874
Amounts due from a related party	5,286	32,000
Long-term prepayments to suppliers	146,119	884,562	1,280,131
Property, plant and equipment, net	2,227,418	13,484,122	13,218,200
Land use rights	116,104	702,858	710,183
Intangible assets, net	9,735	58,936	62,812
Other assets	153,716	930,538	769,386
Total assets	4,534,342	27,449,544	27,153,586
Current liabilities:
Short-term borrowings, including current portion of long-term debt	1,109,384	6,715,877	7,526,015
Accounts payable	931,622	5,639,756	3,680,259
Advances from customers	99,378	601,602	813,679
Amounts due to related parties	75,629	457,838	353,558
Other current liabilities and accrued expenses	146,601	887,479	567,458
Total current liabilities	2,362,614	14,302,552	12,940,969
Medium-term notes	646,655	3,914,656	3,911,907
Long-term debt, excluding current portion	678,640	4,108,283	4,076,456
Reserve for inventory purchase commitments	181,816	1,100,661	851,694
Other liabilities	313,251	1,896,327	1,155,789
Total liabilities	4,182,976	25,322,479	22,936,815
Shareholders' equity:
Ordinary shares - Par value: US$0.01, Authorized shares: 1,000,000,000, Issued shares: 162,311,728 and 162,490,478 as of December 31, 2012 and 2013, respectively, Outstanding shares: 156,585,020 and 156,763,770 as of December 31, 2012 and 2013, respectively	2,024	12,252	12,241
Additional paid-in capital	1,104,143	6,684,145	6,654,082
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2012 and 2013, respectively, at cost	(21,034)	(127,331)	(127,331)
Accumulated other comprehensive income	47,886	289,889	237,384
Accumulated deficit	(1,049,100)	(6,350,935)	(4,406,510)
Total equity attributable to Yingli Green Energy	83,919	508,020	2,369,866
Noncontrolling interests	267,447	1,619,045	1,846,905
Total shareholders' equity	351,366	2,127,065	4,216,771
Commitments and contingencies
Total liabilities and shareholders' equity	$ 4,534,342	27,449,544	27,153,586